CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
18.	CONCENTRATIONS

Major Customers

For the years ended December 31, 2013, 2012 and 2011, approximately 26%, 13% and 13% of the Company’s revenues were received from two major customers.

No customer represented more than 10% of amounts receivable at December 31, 2013 and 2012, respectively. At December 31, 2011, receivables from two customers were approximately 12% and 10%, respectively.

Major Suppliers

At December 31, 2013, 2012 and 2011, payables due to three suppliers were approximately 43%, 25% and  15% of payables, 34%, 33% and  19% of payables, 50%, 8% and 6% of payables, respectively.

Revenues

For the years ended December 31, 2013, 2012 and 2011, the Company’s top three selling products accounted, in the aggregate, for approximately 67%, 68% and 27%, respectively, of its total net revenues.

The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2013	2012	2011
	US$	US$	US$
Products Line

Medical Devices	14,824,028	18,547,635	19,362,673
Respiratory and Oxygen Homecare	2,034,150	2,822,690	2,276,610
	16,858,178	21,370,325	21,639,283